Fair Value Measurements	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements

7. Fair Value Measurements

The Company’s assets and liabilities that are measured at fair value on a recurring basis consist of the Company’s Dividend Receivable and Other Investments. The debt component of the tangible equity units issued by the Company is a Level 2 liability measured at fair value on a nonrecurring basis based on available market data and a discounted cash flow analysis (see Note 10). The tables below summarize the Dividend Receivable and Other Investments as of December 31, 2019 and March 31, 2019, aggregated by the level in the fair value hierarchy within which those measurements fall.

Description	Balance at December 31, 2019	Quoted in Markets Identical (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other Investments (see Note 11)	$344,943	$—	$344,943	$—
Dividend Receivable	68,344	—	—	68,344

Total	$413,287	$—	$344,943	$68,344

Description	Balance at March 31, 2019	Quoted in Markets Identical (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other Investments (see Note 11)	$—	$—	$—	$—
Dividend Receivable	81,264	—	—	81,264

Total	$81,264	$—	$—	$81,264

Other Investments

The Company invested in a unit purchase contract and a debt instrument of the Joint Venture on terms that substantially mirror the economics of the TEUs (see Note 10). At December 31, 2019 and March 31, 2019, the Company’s investment in the Joint Venture’s debt securities were classified as “available-for-sale” and its investment in the Joint Venture’s purchase contracts were accounted for as equity securities measured at fair value. Changes in unrealized gains and losses for the Company’s investment in the Joint Venture’s debt securities are recognized as adjustments to other comprehensive income (loss) while changes in unrealized gains and losses for the Company’s investment in the Joint Venture’s purchase contracts are recognized as adjustments to pretax income (loss). The fair value measurement of the investments is based on available market data of the Joint Venture’s debt and equity securities for which the Company is investing.

The following table presents a reconciliation of the activity related to the other investments for the nine months ended December 31, 2019:

	Nine Months Ended December 31,
	2019	2018
Balance at beginning of period	$—	$—
Initial investment	278,875	—
Proceeds from investment in securities of the Joint Venture	(7,332)	—
Change in fair value	73,400	—

Balance at end of period	$344,943	$—

Dividend Receivable

The Company is entitled to receive an additional unit of the Joint Venture for each share of stock issued by the Company. In the case of equity-based awards, the requirement to receive an additional unit of the Joint Venture upon exercise of such awards represents a freestanding derivative. Because the fair value measurement of this derivative involves significant unobservable inputs, the most significant of which is the use of a levered volatility calculation of a peer group of companies, the Company has determined that it represents a Level 3 fair value measurement.

Because the freestanding derivative is directly related to the Company’s equity-based compensation awards, the valuation of the derivative is determined to be consistent with the valuation of the underlying equity-based awards (although we use a current period measurement date). As with the equity-based awards, changes in the value of the derivative are generally expected to fluctuate with changes in the value of the Company’s common stock.

The following table summarizes the fair value of the freestanding derivative at December 31, 2019 and March 31, 2019, respectively:

	Fair Values of Derivative Financial Instruments
	Asset (Liability)
Derivative financial instruments not designated as hedging instruments:	Balance Sheet Location	December 31, 2019	March 31, 2019
Freestanding Option	Dividend receivable	$68,344	$81,264

		$68,344	$81,264

The following table presents a reconciliation of the fair value of the derivative for which the Company uses significant unobservable inputs:

	Nine Months Ended December 31,
	2019	2018
Balance at beginning of period	$81,264	$59,116
Increase in fair value based on ASC 505 equity-based compensation	—	16,378
Settlements due to exercise of awards	(1,670)	(1,297)
Change in fair value of equity-based awards	(11,250)	—

Balance at end of period	$68,344	$74,197

As the dividend receivable was initially received in connection with the contribution of assets to the Joint Venture, the initial fair value was treated as a component of the Company’s contribution of assets and receipt of its Investment in the Joint Venture. During the nine months ended December 31, 2019 and 2018, the Company recognized changes in the balance of the Dividend Receivable as a component of Loss from Equity Method Investment in the Joint Venture. The result was that no net equity-based compensation related to employees of the Joint Venture was recognized in the financial statements of the Company for the nine months ended December 31, 2019 and 2018.

Following the adoption of FASB ASU No. 2018-07, however, the measurement of equity-based compensation generally becomes fixed at the date of grant such that the fair value of the dividend receivable is no longer correlated with the amount of equity compensation recognized. As a result, following the adoption of FASB ASU No. 2018-07, the Loss from Equity Method Investment in the Joint Venture is subject to variability associated with changes in the fair value of the equity-based awards.

12.	Fair Value Measurements

The Company is entitled to receive an additional LLC Unit for each share of stock issued by the Company. In the case of equity-based awards, the requirement to receive an additional LLC Unit upon exercise of such awards represents a freestanding derivative. Because the fair value measurement of this derivative involves significant unobservable inputs, the most significant of which is the value of the Company’s stock, the Company has determined that it represents a Level 3 fair value measurement.

Because the freestanding derivative is directly related to the Company’s equity-based compensation awards, the valuation of the derivative is determined consistent with the valuation of the underlying equity-based awards. As with the equity-based awards, changes in the value of the derivative are generally expected to fluctuate with changes in the value of the Company’s stock.

The following table summarizes the fair value of the freestanding derivative at March 31, 2019 and 2018:

	Fair Values of Derivative Financial Instruments Asset (Liability)
Derivative financial instruments not designated as hedging instruments:	Balance Sheet Location	March 31, 2019	March 31, 2018
Freestanding Option	Dividend receivable	$81,264	$59,116
		$81,264	$59,116

The following table presents a reconciliation of the fair value of the derivative for which the Company uses significant unobservable inputs:

	Year Ended March 31, 2019	Year Ended March 31, 2018	Period from June 17, 2016 (inception) to March 31, 2017
Balance at beginning of period	$59,116	$39,724	$—
Receipt of derivative upon contribution of assets to the Joint Venture	—	—	39,724
Increase in fair value based on ASC 505 equity-based compensation	20,135	24,700	—
Settlements due to exercise of awards	(1,297)	(5,308)	—
Change in fair value following the performance completion date	3,310	—	—
Balance at end of period	$81,264	$59,116	$39,724

As the dividend receivable was initially received in connection with the contribution of assets to the Joint Venture, the initial fair value was treated as a component of the Company’s contribution of assets and receipt of its Investment in Change Healthcare. During 2019 and 2018, the Company recognized an increase in the Dividend Receivable, which was equal to the amount of equity-based compensation recognized and was recorded as a component of Loss from Equity Method Investment in the Joint Venture. The result is that no net equity-based compensation related to employees of the Joint Venture is recognized in the financial statements of the Company.